PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Disclosure of Employees Total Annual Compensation
As of December 31, 2023, 2022 and 2021, ArcelorMittal had approximately 127,000, 154,000 and 158,000 employees, respectively, and the total annual compensation of ArcelorMittal’s employees in 2023, 2022 and 2021 was as follows:

	Year ended December 31,
Employee Information	2023	2022	2021
Wages and salaries	6,868	6,463	6,707
Defined benefits cost (see note 8.2)	148	153	117
Other staff expenses	1,318	1,300	1,166
Total	8,334	7,916	7,990

Disclosure of Information About Key Management Personnel
The total annual compensation of ArcelorMittal’s key management personnel, including its Board of Directors, expensed in 2023, 2022 and 2021 was as follows:

	Year ended December 31,
	2023	2022	2021
Base salary and directors fees	11	11	10
Short-term performance-related bonus	9	16	12
Post-employment benefits	1	1	2
Share-based payments	9	7	7

Disclosure of Net Defined Benefit Liability (Asset)
Total deferred employee benefits including pension or other post-employment benefits, are as follows:

	December 31,
	2023	2022
Pension plan benefits	1,594	1,543
Other post-employment benefits and other long-term employee benefits ("OPEB")	967	861
Termination benefits	134	150
Defined benefit liabilities	2,695	2,554
Provisions for social plans (non-current)	46	52
Total	2,741	2,606
The following tables detail the reconciliation of defined benefit obligation (“DBO”), plan assets, irrecoverable surplus and statements of financial position.

	Year ended December 31, 2023
	Total	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	4,932	2,375	431	1,849	277
Current service cost	74	14	—	48	12
Interest cost on DBO	267	120	43	69	35
Past service cost - Plan amendments	9	—	—	3	6
Past service cost - Curtailments	(6)	—	—	(6)	—
Plan participants’ contribution	1	—	—	1	—
Actuarial (gain) loss	272	130	38	88	16
Demographic assumptions	15	4	—	10	1
Financial assumptions	246	123	33	86	4
Experience adjustment	11	3	5	(8)	11
Benefits paid	(382)	(193)	(40)	(121)	(28)
Divestment (see note 2.3)	(50)	—	—	—	(50)
Foreign currency exchange rate differences and other movements	167	52	35	56	24
Benefit obligation at end of the period	5,284	2,498	507	1,987	292

Change in plan assets
Fair value of plan assets at beginning of the period	3,466	2,400	391	647	28
Interest income on plan assets	183	118	39	25	1
Return on plan assets less than discount rate	221	118	26	75	2
Employer contribution	89	19	4	66	—
Plan participants’ contribution	1	—	—	1	—
Benefits paid	(297)	(192)	(40)	(64)	(1)
Foreign currency exchange rate differences and other movements	108	54	31	23	—
Fair value of plan assets at end of the period	3,771	2,517	451	773	30

Present value of the wholly or partly funded obligation	(4,198)	(2,487)	(507)	(1,173)	(31)
Fair value of plan assets	3,771	2,517	451	773	30
Net present value of the wholly or partly funded obligation	(427)	30	(56)	(400)	(1)
Present value of the unfunded obligation	(1,086)	(11)	—	(814)	(261)
Prepaid due to unrecoverable surpluses	(35)	(28)	(4)	(3)	—
Net amount recognized	(1,548)	(9)	(60)	(1,217)	(262)

Net assets related to funded obligations	46	42	—	4	—
Recognized liabilities	(1,594)	(51)	(60)	(1,221)	(262)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(33)	(27)	(3)	(3)	—
Interest cost on unrecoverable surplus	(2)	(2)	—	—	—
Change in unrecoverable surplus in excess of interest	1	1	—	—	—
Exchange rates changes	(1)	—	(1)	—	—
Unrecoverable surplus at end of the period	(35)	(28)	(4)	(3)	—

	Year ended December 31, 2022
	Total	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	6,739	3,306	398	2,751	284
Current service cost	99	24	—	63	12
Interest cost on DBO	183	95	39	26	23
Past service cost - Plan amendments	5	9	—	(4)	—
Past service cost - Curtailments	(26)	—	—	(26)	—
Plan participants’ contribution	1	—	—	1	—
Actuarial (gain) loss	(1,287)	(647)	—	(645)	5
Demographic assumptions	42	—	—	(1)	43
Financial assumptions	(1,452)	(678)	(31)	(699)	(44)
Experience adjustment	123	31	31	55	6
Benefits paid	(388)	(208)	(36)	(117)	(27)
Foreign currency exchange rate differences and other movements	(394)	(204)	30	(200)	(20)
Benefit obligation at end of the period	4,932	2,375	431	1,849	277

Change in plan assets
Fair value of plan assets at beginning of the period	4,496	3,163	376	918	39
Interest income on plan assets	130	87	34	8	1
Return on plan assets less than discount rate	(705)	(473)	(9)	(213)	(10)
Employer contribution	65	22	—	43	—
Plan participants’ contribution	1	—	—	1	—
Benefits paid	(296)	(206)	(36)	(52)	(2)
Foreign currency exchange rate differences and other movements	(225)	(193)	26	(58)	—
Fair value of plan assets at end of the period	3,466	2,400	391	647	28

Present value of the wholly or partly funded obligation	(3,895)	(2,364)	(431)	(1,072)	(28)
Fair value of plan assets	3,466	2,400	391	647	28
Net present value of the wholly or partly funded obligation	(429)	36	(40)	(425)	—
Present value of the unfunded obligation	(1,037)	(11)	—	(777)	(249)
Prepaid due to unrecoverable surpluses	(33)	(27)	(3)	(3)	—
Net amount recognized	(1,499)	(2)	(43)	(1,205)	(249)

Net assets related to funded obligations	44	39	—	4	1
Recognized liabilities	(1,543)	(41)	(43)	(1,209)	(250)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(33)	(28)	(2)	(3)	—
Interest cost on unrecoverable surplus	(1)	(1)	—	—	—
Change in unrecoverable surplus in excess of interest	(1)	—	(1)	—	—
Exchange rates changes	2	2	—	—	—
Unrecoverable surplus at end of the period	(33)	(27)	(3)	(3)	—
Summary of changes in the other post-employment benefit obligation and changes in plan assets are as follows:

	Year ended December 31, 2023
	Total	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	866	455	314	97
Current service cost	27	7	17	3
Interest cost on DBO	46	24	14	8
Past service cost - Plan amendments	6	—	(2)	8
Actuarial (gain) loss	64	41	30	(7)
Demographic assumptions	18	18	—	—
Financial assumptions	44	26	19	(1)
Experience adjustment	2	(3)	11	(6)
Benefits paid	(75)	(29)	(35)	(11)
Foreign currency exchange rate differences and other movements	37	10	17	10
Benefit obligation at end of the period	971	508	355	108

Change in plan assets
Fair value of plan assets at beginning of the period	5	—	5	—
Benefits paid	(1)	—	(1)	—
Fair value of plan assets at end of the period	4	—	4	—

Present value of the wholly or partly funded obligation	(19)	—	(19)	—
Fair value of plan assets	4	—	4	—
Net present value of the wholly or partly funded obligation	(15)	—	(15)	—
Present value of the unfunded obligation	(952)	(508)	(336)	(108)
Net amount recognized	(967)	(508)	(351)	(108)

	Year ended December 31, 2022
	Total	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	1,190	661	423	106
Current service cost	37	11	21	5
Interest cost on DBO	30	19	5	6
Actuarial (gain) loss	(250)	(163)	(71)	(16)
Demographic assumptions	1	—	—	1
Financial assumptions	(251)	(155)	(84)	(12)
Experience adjustment	—	(8)	13	(5)
Benefits paid	(71)	(32)	(32)	(7)
Foreign currency exchange rate differences and other movements	(70)	(41)	(32)	3
Benefit obligation at end of the period	866	455	314	97

Change in plan assets
Fair value of plan assets at beginning of the period	6	—	6	—
Return on plan assets less than discount rate	(1)	—	(1)	—
Fair value of plan assets at end of the period	5	—	5	—

Present value of the wholly or partly funded obligation	(20)	—	(20)	—
Fair value of plan assets	5	—	5	—
Net present value of the wholly or partly funded obligation	(15)	—	(15)	—
Present value of the unfunded obligation	(846)	(455)	(294)	(97)
Net amount recognized	(861)	(455)	(309)	(97)

Components of Net Periodic Pension and Post-employment Cost
The following tables detail the components of net periodic pension cost:

	Year ended December 31, 2023
Net periodic pension cost (income)	Total	Canada	Brazil	Europe	Others
Current service cost	74	14	—	48	12
Past service cost - Plan amendments	9	—	—	3	6
Past service cost - Curtailments	(6)	—	—	(6)	—
Net interest cost (income) on net DB liability (asset)	82	—	4	44	34
Total	159	14	4	89	52

	Year ended December 31, 2022
Net periodic pension cost (income)	Total	Canada	Brazil	Europe	Others
Current service cost	99	24	—	63	12
Past service cost - Plan amendments	5	9	—	(4)	—
Past service cost - Curtailments	(26)	—	—	(26)	—
Net interest cost/(income) on net DB liability (asset)	52	7	5	18	22
Total	130	40	5	51	34

	Year ended December 31, 2021
Net periodic pension cost (income)	Total	Canada	Brazil	Europe	Others
Current service cost	105	29	—	69	7
Past service cost - Plan amendments	31	28	—	3	—
Net interest cost (income) on net DB liability (asset)	55	14	7	12	22
Total	191	71	7	84	29
The following tables detail the components of net periodic other post-employment cost:

	Year ended December 31, 2023
Components of net periodic OPEB cost (income)	Total	Canada	Europe	Others
Current service cost	27	7	17	3
Past service cost - Plan amendments	6	—	(2)	8
Net interest cost (income) on net DB liability (asset)	46	24	14	8
Actuarial gain recognized during the year	11	—	11	—
Total	90	31	40	19

	Year ended December 31, 2022
Components of net periodic OPEB cost (income)	Total	Canada	Europe	Others
Current service cost	37	11	21	5
Net interest cost (income) on net DB liability (asset)	29	19	4	6
Actuarial gain recognized during the year	(20)	—	(20)	—
Total	46	30	5	11

	Year ended December 31, 2021
Components of net periodic OPEB cost (income)	Total	Canada	Europe	Others
Current service cost	9	(1)	7	3
Past service cost - Plan amendments	(57)	1	(58)	—
Past service cost - Curtailments	(7)	—	(7)	—
Net interest cost (income) on net DB liability (asset)	25	18	2	5
Actuarial losses recognized during the year	(14)	(1)	(13)	—
Total	(44)	17	(69)	8

Expenses recognized in the Consolidated Statement of Operations
The following tables detail where the expense is recognized in the consolidated statements of operations:

	Year ended December 31,
	2023	2022	2021
Net periodic pension cost	159	130	191
Net periodic OPEB cost	90	46	(44)
Total	249	176	147

Cost of sales	100	115	72
Selling, general and administrative expenses	14	—	9
Financing costs - net	135	61	66
Total	249	176	147

Schedule of Weighted-average Asset Allocations for the Funded Defined Benefit Pension Plans by Asset Category
The weighted-average asset allocations for the funded defined benefit plans by asset category were as follows:

	December 31, 2023
	Canada	Brazil	Europe
Equity Securities	27%	2%	8%
- Asset classes that have a quoted market price in an active market	20%	—	8%
- Asset classes that do not have a quoted market price in an active market	7%	2%	—
Fixed Income Securities (including cash)	33%	67%	58%
- Asset classes that have a quoted market price in an active market	24%	67%	58%
- Asset classes that do not have a quoted market price in an active market	9%	—	—
Real Estate	9%	1%	—
- Asset classes that have a quoted market price in an active market	—	—	—
- Asset classes that do not have a quoted market price in an active market	9%	1%	—
Other	31%	30%	34%
- Asset classes that have a quoted market price in an active market	—	30%	7%
- Asset classes that do not have a quoted market price in an active market	31%	—	27%	'[1]
Total	100%	100%	100%

	December 31, 2022
	Canada	Brazil	Europe
Equity Securities	36%	6%	1%
- Asset classes that have a quoted market price in an active market	27%	4%	1%
- Asset classes that do not have a quoted market price in an active market	9%	2%	—
Fixed Income Securities (including cash)	43%	77%	69%
- Asset classes that have a quoted market price in an active market	42%	77%	55%
- Asset classes that do not have a quoted market price in an active market	1%	—	14%
Real Estate	10%	1%	—
- Asset classes that have a quoted market price in an active market	—	—	—
- Asset classes that do not have a quoted market price in an active market	10%	1%	—
Other	11%	16%	30%
- Asset classes that have a quoted market price in an active market	—	16%	7%
- Asset classes that do not have a quoted market price in an active market	11%	—	23%	'[1]
Total	100%	100%	100%
1.The percentage consists primarily of assets from insurance contracts in Belgium and Canada.

Disclosure of Fair Value of Plan Assets

	December 31, 2023
	Canada	Brazil	Europe
Equity Securities	27%	2%	16%
Fixed Income Securities (including cash)	34%	67%	62%
Real Estate	8%	1%	—
Other'[1]	31%	30%	22%
Total	100%	100%	100%
1.The percentage consists primarily of assets from insurance contracts in Belgium and Canada.

Actuarial Assumptions for Defined Benefit Obligations
Assumptions used to determine benefit obligations at December 31,

	Pension Plans			Other Post-employment Benefits
	2023	2022	2021	2023	2022	2021
Discount rate
Range	3.30% - 18.00%	3.75% - 24.00%	1.00% - 11.00%	3.30% - 10.15%	3.50% - 9.30%	1.00% - 7.95%
Weighted average	5.02%	5.44%	2.75%	4.68%	5.10%	2.65%
Rate of compensation increase
Range	2.00% - 11.00%	2.00% - 15.00%	2.00% - 10.00%	2.00% - 4.80%	2.00% - 4.80%	2.00% - 4.80%
Weighted average	2.93%	3.01%	2.87%	3.26%	3.29%	3.14%

Disclosure of Defined Benefit Plans

	Other Post-employment Benefits
	2023	2022	2021
Healthcare cost trend rate assumed
Range	2.20% - 6.59%	2.00% - 4.50%	1.30% - 4.50%
Weighted average	4.06%	3.97%	3.95%

Disclosure of Sensitivity Analysis for Actuarial Assumptions
The following information illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s pension plans (as of December 31, 2023, the defined benefit obligation for pension plans was 5,284):

	Effect on 2024 Pre-Tax Pension Expense (sum of service cost and interest cost)	Effect on December 31, 2023 DBO
Change in assumption
100 basis points decrease in discount rate	(15)	578
100 basis points increase in discount rate	12	(475)
100 basis points decrease in rate of compensation	(13)	(123)
100 basis points increase in rate of compensation	13	127
1 year increase of the expected life of the beneficiaries	6	115
The following table illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s OPEB plans (as of December 31, 2023 the defined benefit obligation for post-employment benefit plans was 971):

	Effect on 2024 Pre-Tax OPEB Expense (sum of service cost and interest cost)	Effect on December 31, 2023 DBO
Change in assumption
100 basis points decrease in discount rate	—	117
100 basis points increase in discount rate	—	(96)
100 basis points decrease in healthcare cost trend rate	(4)	(51)
100 basis points increase in healthcare cost trend rate	5	63
1 year increase of the expected life of the beneficiaries	—	17

Terms and Conditions of Share-based Payment Arrangements
Conditions of the 2023 grant were as follows:

		Executive Office				Executive Officers
2023 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 120% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:			●	Vesting conditions:
			Target	Stretch			Threshold	Target	Stretch
		TSR vs. peer group (50%) / EPS vs. peer group (20%)	100% vs. weighted average	≥120% vs. weighted average		TSR vs. peer group (40%)	—	100% weighted average	≥120% weighted average
		Vesting percentage	100%	150%		Vesting percentage	—	100%	150%
						ROCE (40%)	2/3 of Target	100% of target	4/3 of target
		ESG (30%): H&S 10%, Climate action 10% and D&I 10%	100% of target	120% of target		Vesting percentage	50%	100%	150%
						ESG (20%): H&S 10%, Climate action 5% and D&I 5%	—	100% of target	120% of target
		Vesting percentage	100%	150%		Vesting percentage	—	100%	150%
					●	RSUs with a three year vesting period
In addition to the 2023 grant, the summary of outstanding plans as of December 31, 2023 is as follows:

	Executive Office				Executive Officers
2020 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:			●	Vesting conditions:
			Threshold	Target			Threshold	Target
		TSR/EPS vs. peer group	100% median	≥120% median		TSR/EPS vs. peer group	100% median	≥120% median
						Vesting percentage	50%	100%
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% p.a. outperformance		Gap to competition (where applicable)		100% target 100% vesting
		Vesting percentage	50%	100%		Vesting percentage	0%	100%

					●	RSUs with a three year vesting period

					●	RSUs with a one year vesting period

		Executive Office				Executive Officers
2021 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:			●	Vesting conditions:
			Threshold	Target			Target	Stretch
		TSR vs. peer group (50%) / EPS vs. peer group (20%)	100% median	≥120% median		TSR vs. peer group (40%)	100% weighted average	≥120% weighted average
		Vesting percentage	50%	100%		Vesting percentage	100%	150%
						Gap to competition (40%)	100% of target	120% of target
		ESG (30%)		100% of target		Vesting percentage	100%	150%
						ESG (20%)	100% of target	120% of target
		Vesting percentage		100%			100%	150%
					●	RSUs with a three year vesting period
					●	RSUs with a two year vesting period

		Executive Office				Executive Officers
2022 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 120% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:			●	Vesting conditions
			Threshold	Target			Target	Stretch
		TSR vs. peer group (50%) / EPS vs. peer group (20%)	100% vs. weighted average	≥120% vs. weighted average		TSR vs. peer group (40%)	100% weighted average	≥120% weighted average
		Vesting percentage	100%	150%		Vesting percentage	100%	150%
						Gap to competition (40%)	100% of target	120% of target
		ESG (30%): H&S 10%, Climate action 10% and D&I 10%	100% of target	120% of target		Vesting percentage	100%	150%
						ESG (20%): H&S 10%, Climate action 5% and D&I 5%	100% of target	120% of target
		Vesting percentage	100%	150%		Vesting percentage	100%	150%
					●	RSUs with a three year vesting period

Summary of Share Unit Plans Outstanding
The following table summarizes the Company’s share unit plans outstanding as of December 31, 2023:

At Grant date						Number of shares issued as of December 31, 2023
Grant date	Type of plan	Number of shares	Number of beneficiaries	Maturity	Fair value per share	Shares outstanding	Shares forfeited	Shares vested
December 8, 2023	RSU	1,269,300	958	December 8, 2026	25.58	1,269,300	—	—
December 8, 2023	PSU	985,700	256	January 1, 2027	22.06	985,700	—	—
December 8, 2023	Executive Office	141,973	2	January 1, 2027	20.49	141,973	—	—
December 13, 2022	RSU	866,000	802	December 13, 2025	27.61	831,600	32,934	1,466
December 13, 2022	PSU	644,800	242	January 1, 2026	23.64	636,300	8,500	—
December 13, 2022	Executive Office	141,564	2	January 1, 2026	22.47	141,564	—	—
December 16, 2021	RSU	729,250	658	December 16, 2024	32.66	656,900	63,659	8,691
December 16, 2021	PSU	575,400	244	January 1, 2025	28.29	529,150	46,250	—
December 16, 2021	Executive Office	109,143	2	January 1, 2025	27.20	109,143	—	—
December 14, 2020	PSU	714,250	235	January 1, 2024	19.74	602,050	112,200	—
December 14, 2020	Executive Office	148,422	2	January 1, 2024	18.19	148,422	—	—
Total		6,325,802			$18.19 – $32.66	6,052,102	263,543	10,157

Schedule of Share Unit Plan Activity
Share unit plan activity is summarized below as of and for each year ended December 31, 2023, 2022 and 2021:

	RSUs		PSUs and Executive Office
	Number of shares	Fair value per share	Number of shares	Fair value per share
Outstanding, December 31, 2020	1,391,284	21.15	7,150,167	17.18
Granted	1,079,250	32.62	684,543	28.12
Exited	(315,699)	21.20	(613,385)	14.04
Forfeited	(59,885)	23.47	(2,915,514)	15.37
Outstanding, December 31, 2021	2,094,950	26.99	4,305,811	20.58
Granted	866,000	27.61	786,364	23.43
Exited	(17,294)	26.21	(673,661)	20.84
Forfeited	(106,506)	26.36	(725,018)	19.54
Outstanding, December 31, 2022	2,837,150	27.20	3,693,496	21.35
Granted	1,269,300	25.58	1,127,673	21.86
Exited	(1,232,074)	24.05	(1,434,251)	18.16
Forfeited	(116,576)	26.90	(92,616)	22.21
Outstanding, December 31, 2023	2,757,800	27.88	3,294,302	22.89